FAIR VALUE OF FINANCIAL INSTRUMENTS - Summary of Valuation Techniques and Unobservable Inputs of Level 3 Fair Value Measurements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Net income (loss)
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Asset, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]		Other comprehensive income (loss)
PAB – Embedded Derivative
Liabilities
Balance, beginning of year	$ (726)	$ 0
Acquisitions from business combination	0	(745)
Fair value changes in net income	0	0
Net change included in interest sensitive contract benefits	(96)	61
Fair value changes in other comprehensive income	0	0
Purchases	0	0
Sales	0	0
Settlements or maturities	0	0
Premiums less benefits	(50)	(42)
Balance, end of year	(872)	(726)
Investment Securities
Assets
Balance, beginning of year	2,362	109
Acquisitions from business combination	47	373
Fair value changes in net income	(170)	(31)
Net change included in interest sensitive contract benefits	0	0
Fair value changes in other comprehensive income	393	(158)
Purchases	6,271	2,483
Sales	(4,561)	(433)
Settlements or maturities	0	19
Premiums less benefits	0	0
Balance, end of year	4,342	2,362
Derivative Assets
Assets
Balance, beginning of year	1	0
Acquisitions from business combination	0	3
Fair value changes in net income	108	(13)
Net change included in interest sensitive contract benefits	0	0
Fair value changes in other comprehensive income	0	(25)
Purchases	133	55
Sales	0	0
Settlements or maturities	(241)	(19)
Premiums less benefits	0	0
Balance, end of year	1	1
Separately Managed Accounts
Assets
Balance, beginning of year	127	0
Acquisitions from business combination	0	113
Fair value changes in net income	(1)	0
Net change included in interest sensitive contract benefits	0	0
Fair value changes in other comprehensive income	(4)	0
Purchases	33	32
Sales	(50)	(18)
Settlements or maturities	0	0
Premiums less benefits	0	0
Balance, end of year	105	127
Reinsurance funds withheld - Embedded Derivative
Assets
Balance, beginning of year	154	(19)
Acquisitions from business combination	(200)	0
Fair value changes in net income	0	173
Net change included in interest sensitive contract benefits	0	0
Fair value changes in other comprehensive income	0	0
Purchases	0	0
Sales	0	0
Settlements or maturities	0	0
Premiums less benefits	0	0
Balance, end of year	$ (46)	$ 154